Basis of preparation (Details) $ in Thousands		Jun. 13, 2014 ConcessionalAsset	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Basis of preparation [Abstract]
Number of selected assets subject to ROFO Agreement | ConcessionalAsset		4
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
Contracted concessional assets			$ 8,606,943	$ 9,084,270
Deferred tax assets			160,106	165,136
Long-term project debt			4,908,678	5,228,917
Grants and other liabilities			1,653,451	1,636,060
Deferred tax liabilities			251,479	186,583
Other reserves			105,959	80,968
Retained earnings			(363,605)	(477,214)
Contracted concessional financial assets			$ 855,752	936,004
Other Reserves [Member]
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
IFRS 9 Adjustments, hedge accounting				1,326
Retained Earnings [Member]
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
IFRS 9 Adjustments, expected credit losses	[1]			(38,182)
IFRS 9 Adjustments, modifications of financial liabilities				27,695
IFRS 9 Adjustments, hedge accounting				(1,326)
Long-term Project Debt [Member]
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
IFRS 9 Adjustments, modifications of financial liabilities				(39,599)
Grants and Other Liabilities [Member]
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
IFRS 16 adjustments				62,982
Deferred Tax Liabilities [Member]
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
IFRS 9 Adjustments, modifications of financial liabilities				8,849
Contracted Concessional Assets [Member]
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
IFRS 9 Adjustments, expected credit losses	[1]			(53,048)
IFRS 16 adjustments				62,982
Deferred Tax Assets [Member]
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
IFRS 9 Adjustments, expected credit losses	[1]			14,866
IFRS 9 Adjustments, modifications of financial liabilities				(3,055)
Restated [Member]
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
Contracted concessional assets				9,094,204
Deferred tax assets				176,947
Long-term project debt				5,189,318
Grants and other liabilities				1,699,042
Deferred tax liabilities				195,432
Other reserves				82,294
Retained earnings				$ (489,027)

[1]	The expected credit losses provision only applies to the concessional assets recorded as financial assets for an amount before provision of $936,004 thousand as of December 31, 2017 (see Note 6).